RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2016
Related Party Balances And Transactions Tables
Schedule of Related Party Balances and Transactions
Balances with related parties:

	June 30, 2016	December 31, 2015
	Unaudited

Trade payables (a)	$-	$15

 Related parties' expenses:

	Six months ended June 30,
	2016	2015
	Unaudited
Amounts charged to:

Research and development expenses (a)	$72	$119

 Related parties' revenues:

	Six months ended June 30,
	2016	2015
	Unaudited
Amounts recognized from:

Revenues (b)	$-	$71